Investments in affiliated companies and joint ventures (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended			12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011	Dec. 31, 2010	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Investments in affiliated companies and joint ventures
Investments	$ 8,093	$ 7,837	$ 4,497	$ 8,093	$ 4,497	$ 4,585
Goodwill	3,026		3,317	3,026	3,317
Equity in earnings (losses) of investee adjustments	167	282	303	1,135	987	433
Dividends received	205	240	629	1,038	1,161	386
Bulk Material
Investments in affiliated companies and joint ventures
Investments	1,348	1,290	1,388	1,348	1,388	1,400
Equity in earnings (losses) of investee adjustments	250	248	403	1,095	1,013	328
Bulk Material | Iron ore and pellets
Investments in affiliated companies and joint ventures
Investments	1,109		1,165	1,109	1,165
Equity in earnings (losses) of investee adjustments	230	230	341	1,025	956	272
Dividends received	150	240	575	924	989	210
Bulk Material | Coal
Investments in affiliated companies and joint ventures
Investments	239	290	223	239	223	243
Equity in earnings (losses) of investee adjustments	14	24	57	70	57	56
Dividends received					83
Bulk Material | Companhia Nipo-Brasileira de Pelotizacao - NIBRASCO | Iron ore and pellets
Investments in affiliated companies and joint ventures
Participation in capital, voting (as a percent)	51.11%			51.11%
Participation in capital, total (as a percent)	51.00%			51.00%
Net equity	341			341
Net income (loss) of the period				89
Investments	173		171	173	171
Equity in earnings (losses) of investee adjustments	6	16	12	45	48	(12)
Dividends received				22	3	20
Bulk Material | Companhia Hispano-Brasileira de Pelotizacao - HISPANOBRAS | Iron ore and pellets
Investments in affiliated companies and joint ventures
Participation in capital, voting (as a percent)	51.00%			51.00%
Participation in capital, total (as a percent)	50.89%			50.89%
Net equity	225			225
Net income (loss) of the period				36
Investments	115		128	115	128
Equity in earnings (losses) of investee adjustments	25	(14)	35	19	40	(12)
Dividends received				20
Bulk Material | Companhia Coreano-Brasileira de Pelotizacao - KOBRASCO | Iron ore and pellets
Investments in affiliated companies and joint ventures
Participation in capital, voting (as a percent)	50.00%			50.00%
Participation in capital, total (as a percent)	50.00%			50.00%
Net equity	155			155
Net income (loss) of the period				65
Investments	78		87	78	87
Equity in earnings (losses) of investee adjustments	9	5	9	32	43	(17)
Dividends received		15		32	11
Bulk Material | Companhia Italo-Brasileira de Pelotizacao - ITABRASCO | Iron ore and pellets
Investments in affiliated companies and joint ventures
Participation in capital, voting (as a percent)	51.00%			51.00%
Participation in capital, total (as a percent)	50.90%			50.90%
Net equity	158			158
Net income (loss) of the period				93
Investments	80		86	80	86
Equity in earnings (losses) of investee adjustments	7	16	14	47	18	12
Dividends received	38			38	25
Bulk Material | Minas da Serra Geral SA - MSG | Iron ore and pellets
Investments in affiliated companies and joint ventures
Participation in capital, voting (as a percent)	50.00%			50.00%
Participation in capital, total (as a percent)	50.00%			50.00%
Net equity	57			57
Net income (loss) of the period				7
Investments	29		36	29	36
Equity in earnings (losses) of investee adjustments	1	1	4	3	6	2
Bulk Material | SAMARCO Mineracao SA - SAMARCO | Iron ore and pellets
Investments in affiliated companies and joint ventures
Participation in capital, voting (as a percent)	50.00%			50.00%
Participation in capital, total (as a percent)	50.00%			50.00%
Net equity	941			941
Net income (loss) of the period				1,754
Investments	528		561	528	561
Goodwill	58		64	58	64
Equity in earnings (losses) of investee adjustments	186	207	261	878	798	299
Dividends received	112	225	575	812	950	190
Bulk Material | Baovale Mineracao SA - BAOVALE | Iron ore and pellets
Investments in affiliated companies and joint ventures
Participation in capital, voting (as a percent)	50.00%			50.00%
Participation in capital, total (as a percent)	50.00%			50.00%
Net equity	69			69
Net income (loss) of the period				16
Investments	35		31	35	31
Equity in earnings (losses) of investee adjustments	1	2	2	8	4	(3)
Bulk Material | Zhuhai YPM Pellet e Co, Ltd - ZHUHAI | Iron ore and pellets
Investments in affiliated companies and joint ventures
Participation in capital, voting (as a percent)	25.00%			25.00%
Participation in capital, total (as a percent)	25.00%			25.00%
Net equity	90			90
Net income (loss) of the period				1
Investments	23		25	23	25
Equity in earnings (losses) of investee adjustments		(1)	4		9	3
Bulk Material | Tecnored Desenvolvimento Tecnologico SA | Iron ore and pellets
Investments in affiliated companies and joint ventures
Participation in capital, voting (as a percent)	43.04%			43.04%
Participation in capital, total (as a percent)	43.04%			43.04%
Net equity	107			107
Net income (loss) of the period				(13)
Investments	48		40	48	40
Equity in earnings (losses) of investee adjustments	(5)	(2)		(7)	(10)
Bulk Material | Henan Longyu Resources Co Ltd | Coal
Investments in affiliated companies and joint ventures
Participation in capital, voting (as a percent)	25.00%			25.00%
Participation in capital, total (as a percent)	25.00%			25.00%
Net equity	1,128			1,128
Net income (loss) of the period				336
Investments	282		250	282	250
Equity in earnings (losses) of investee adjustments	17	26	64	85	76	74
Dividends received					83
Bulk Material | Shandong Yankuang International Company Ltd | Coal
Investments in affiliated companies and joint ventures
Participation in capital, voting (as a percent)	25.00%			25.00%
Participation in capital, total (as a percent)	25.00%			25.00%
Net equity	(170)			(170)
Net income (loss) of the period				(58)
Investments	(43)		(27)	(43)	(27)
Equity in earnings (losses) of investee adjustments	(3)	(2)	(7)	(15)	(19)	(18)
Base Metals
Investments in affiliated companies and joint ventures
Investments	3,616	3,861	265	3,616	265	253
Equity in earnings (losses) of investee adjustments	(12)	118	9	101	(10)	(28)
Base Metals | Bauxite
Investments in affiliated companies and joint ventures
Investments	144		152	144	152
Equity in earnings (losses) of investee adjustments	6	(1)	(8)	8	(2)	(10)
Dividends received			10		10	42
Base Metals | Copper
Investments in affiliated companies and joint ventures
Investments	234		90	234	90
Equity in earnings (losses) of investee adjustments	3	(2)	3	(6)	(10)	(18)
Base Metals | Nickel
Investments in affiliated companies and joint ventures
Investments	11		23	11	23
Equity in earnings (losses) of investee adjustments			2		2
Base Metals | Aluminium
Investments in affiliated companies and joint ventures
Investments	3,227			3,227
Equity in earnings (losses) of investee adjustments	(21)	70		99
Dividends received				52
Base Metals | Logistic
Investments in affiliated companies and joint ventures
Investments	665		646	665	646
Equity in earnings (losses) of investee adjustments	25	32	32	125	94	143
Dividends received	48		37	55	72	127
Base Metals | Steel
Investments in affiliated companies and joint ventures
Investments	2,035		2,013	2,035	2,013
Equity in earnings (losses) of investee adjustments	(90)	(70)	(76)	(166)	(73)	(8)
Dividends received	7		7	7	7	7
Base Metals | Other affiliates and joint ventures
Investments in affiliated companies and joint ventures
Investments	429		185	429	185
Equity in earnings (losses) of investee adjustments		(1)	(48)	(20)	(37)	(2)
Base Metals | Others, available for sale | Nickel
Investments in affiliated companies and joint ventures
Investments	1		5	1	5
Base Metals | Others. | Other affiliates and joint ventures
Investments in affiliated companies and joint ventures
Investments	209		70	209	70
Equity in earnings (losses) of investee adjustments	1		(15)	(4)	(4)	(2)
Base Metals | Mineracao Rio do Norte SA - MRN | Bauxite
Investments in affiliated companies and joint ventures
Participation in capital, voting (as a percent)	40.00%			40.00%
Participation in capital, total (as a percent)	40.00%			40.00%
Net equity	357			357
Net income (loss) of the period				19
Investments	144		152	144	152
Equity in earnings (losses) of investee adjustments	6	(1)	(8)	8	(2)	(10)
Dividends received			10		10	42
Base Metals | Teal Minerals Incorporated | Copper
Investments in affiliated companies and joint ventures
Participation in capital, voting (as a percent)	50.00%			50.00%
Participation in capital, total (as a percent)	50.00%			50.00%
Net equity	469			469
Net income (loss) of the period				(12)
Investments	234		90	234	90
Equity in earnings (losses) of investee adjustments	3	(2)	3	(6)	(10)	(18)
Base Metals | Heron Resources Inc | Nickel
Investments in affiliated companies and joint ventures
Investments	6		7	6	7
Base Metals | Korea Nickel Corp | Nickel
Investments in affiliated companies and joint ventures
Participation in capital, voting (as a percent)	25.00%			25.00%
Participation in capital, total (as a percent)	25.00%			25.00%
Net equity	16			16
Investments	4		11	4	11
Equity in earnings (losses) of investee adjustments			2		2
Base Metals | Norsk Hydro ASA | Aluminium
Investments in affiliated companies and joint ventures
Participation in capital, voting (as a percent)	22.00%			22.00%
Participation in capital, total (as a percent)	22.00%			22.00%
Net equity	14,668			14,668
Net income (loss) of the period				449
Investments	3,227			3,227
Equity in earnings (losses) of investee adjustments	(21)	70		99
Dividends received				52
Base Metals | LOG-IN Logistica Intermodal SA | Logistic
Investments in affiliated companies and joint ventures
Participation in capital, voting (as a percent)	31.33%			31.33%
Participation in capital, total (as a percent)	31.33%			31.33%
Net equity	338			338
Net income (loss) of the period				(20)
Investments	114		135	114	135
Equity in earnings (losses) of investee adjustments	(4)		4	(7)	4	2
Dividends received						3
Base Metals | MRS Logistica SA | Logistic
Investments in affiliated companies and joint ventures
Participation in capital, voting (as a percent)	45.68%			45.68%
Participation in capital, total (as a percent)	45.84%			45.84%
Net equity	1,200			1,200
Net income (loss) of the period				316
Investments	551		511	551	511
Equity in earnings (losses) of investee adjustments	29	32	28	132	90	141
Dividends received	48		37	55	72	124
Base Metals | California Steel Industries Inc - CSI | Steel
Investments in affiliated companies and joint ventures
Participation in capital, voting (as a percent)	50.00%			50.00%
Participation in capital, total (as a percent)	50.00%			50.00%
Net equity	322			322
Net income (loss) of the period				27
Investments	161		155	161	155
Equity in earnings (losses) of investee adjustments	(1)	2	(1)	14	12	(10)
Dividends received	7		7	7	7
Base Metals | CSP - Companhia Siderurgica do PECEM | Steel
Investments in affiliated companies and joint ventures
Participation in capital, voting (as a percent)	50.00%			50.00%
Participation in capital, total (as a percent)	50.00%			50.00%
Net equity	539			539
Net income (loss) of the period				(7)
Investments	267		18	267	18
Equity in earnings (losses) of investee adjustments	(3)			(3)
Base Metals | THYSSENKRUPP CSA Companhia Siderurgica do Atlantico | Steel
Investments in affiliated companies and joint ventures
Participation in capital, voting (as a percent)	26.87%			26.87%
Participation in capital, total (as a percent)	26.87%			26.87%
Net equity	5,982			5,982
Net income (loss) of the period				(658)
Investments	1,607		1,840	1,607	1,840
Equity in earnings (losses) of investee adjustments	(86)	(72)	(75)	(177)	(85)	(6)
Base Metals | Usinas Siderurgicas de Minas Gerais SA - USIMINAS | Steel
Investments in affiliated companies and joint ventures
Equity in earnings (losses) of investee adjustments						8
Dividends received						7
Base Metals | Norte Energia S.A. | Other affiliates and joint ventures
Investments in affiliated companies and joint ventures
Participation in capital, voting (as a percent)	9.00%			9.00%
Participation in capital, total (as a percent)	9.00%			9.00%
Net equity	837			837
Investments	75			75
Base Metals | Vale Solucoes em Energia (S.A.) | Other affiliates and joint ventures
Investments in affiliated companies and joint ventures
Participation in capital, voting (as a percent)	52.77%			52.77%
Participation in capital, total (as a percent)	52.77%			52.77%
Net equity	276			276
Net income (loss) of the period				(32)
Investments	145		115	145	115
Equity in earnings (losses) of investee adjustments	$ (1)	$ (1)	$ (33)	$ (16)	$ (33)